JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.7%
Airlines — 0.6%
Southwest Airlines Co.*	46	2,797

Banks — 8.2%
Citizens Financial Group, Inc.	140	6,159
Fifth Third Bancorp	207	7,745
Huntington Bancshares, Inc.	297	4,673
M&T Bank Corp.	51	7,733
Regions Financial Corp.	303	6,255
TCF Financial Corp.	97	4,489
Zions Bancorp NA	68	3,734

		40,788

Beverages — 1.5%
Constellation Brands, Inc., Class A	22	4,921
Keurig Dr Pepper, Inc.	75	2,561

		7,482

Building Products — 1.3%
Fortune Brands Home & Security, Inc.	69	6,636

Capital Markets — 6.0%
Ameriprise Financial, Inc.	38	8,721
Northern Trust Corp.	54	5,623
Raymond James Financial, Inc.	54	6,605
State Street Corp.	38	3,213
T. Rowe Price Group, Inc.	32	5,550

		29,712

Chemicals — 1.4%
Celanese Corp.	26	3,886
Valvoline, Inc.	123	3,218

		7,104

Communications Equipment — 1.6%
CommScope Holding Co., Inc.*	119	1,824
Motorola Solutions, Inc.	34	6,331

		8,155

Construction Materials — 1.0%
Martin Marietta Materials, Inc.	15	5,052

Consumer Finance — 0.9%
Discover Financial Services	48	4,541

Containers & Packaging — 1.8%
Ball Corp.	18	1,484
Packaging Corp. of America	24	3,249
Silgan Holdings, Inc.	106	4,455

		9,188

Distributors — 1.5%
Genuine Parts Co.	27	3,136
LKQ Corp.*	107	4,544

		7,680

Diversified Financial Services — 0.5%
Voya Financial, Inc.	41	2,609

Electric Utilities — 3.6%
Edison International	82	4,806
Entergy Corp.	55	5,470
Xcel Energy, Inc.	118	7,854

		18,130

Electrical Equipment — 3.6%
Acuity Brands, Inc.	35	5,771
AMETEK, Inc.	39	5,042
Hubbell, Inc.	37	6,879

		17,692

Electronic Equipment, Instruments & Components — 4.0%
Amphenol Corp., Class A	87	5,759
CDW Corp.	32	5,294
Keysight Technologies, Inc.*	16	2,342
SYNNEX Corp.	55	6,361

		19,756

Equity Real Estate Investment Trusts (REITs) — 9.1%
American Campus Communities, Inc.	9	374
American Homes 4 Rent, Class A	117	3,887
AvalonBay Communities, Inc.	20	3,685
Boston Properties, Inc.	44	4,467
Brixmor Property Group, Inc.	134	2,710
Essex Property Trust, Inc.	9	2,563
Federal Realty Investment Trust	24	2,444
JBG SMITH Properties	54	1,712
Kimco Realty Corp.	161	3,015
Mid-America Apartment Communities, Inc.	14	1,994
Outfront Media, Inc.*	7	151
Rayonier, Inc.	120	3,855
Regency Centers Corp.	37	2,110
Rexford Industrial Realty, Inc.	25	1,238
Sun Communities, Inc.	11	1,706
Ventas, Inc.	37	1,992
Weyerhaeuser Co.	121	4,308
WP Carey, Inc.	34	2,431

		44,642

Food & Staples Retailing — 1.3%
Kroger Co. (The)	87	3,115
US Foods Holding Corp.*	92	3,499

		6,614

Food Products — 0.9%
Post Holdings, Inc.*	40	4,239

Gas Utilities — 1.2%
National Fuel Gas Co.	115	5,760

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	43	6,920

Health Care Providers & Services — 5.5%
AmerisourceBergen Corp.	45	5,321
Cigna Corp.	16	3,894
Henry Schein, Inc.*	55	3,835
Humana, Inc.	4	1,794
Laboratory Corp. of America Holdings*	28	7,157
Universal Health Services, Inc., Class B	40	5,304

		27,305

Hotels, Restaurants & Leisure — 0.5%
Darden Restaurants, Inc.	17	2,432

Household Durables — 2.3%
Mohawk Industries, Inc.*	27	5,181
Newell Brands, Inc.	238	6,383

		11,564

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)  (continued)

Investments	Shares (000)	Value ($000)
Household Products — 0.6%
Energizer Holdings, Inc.	65	3,084

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	43	7,120

Insurance — 6.2%
Alleghany Corp. *	5	2,955
Hartford Financial Services Group, Inc. (The)	73	4,864
Lincoln National Corp.	59	3,675
Loews Corp.	158	8,088
Marsh & McLennan Cos., Inc.	31	3,745
Progressive Corp. (The)	38	3,645
WR Berkley Corp.	48	3,599

		30,571

Interactive Media & Services — 0.7%
InterActiveCorp. *	16	3,390

Internet & Direct Marketing Retail — 0.6%
Expedia Group, Inc. *	17	2,917

Machinery — 6.8%
IDEX Corp.	25	5,193
ITT, Inc.	80	7,290
Lincoln Electric Holdings, Inc.	45	5,472
Middleby Corp. (The) *	38	6,289
Snap-on, Inc.	24	5,505
Timken Co. (The)	49	4,017

		33,766

Media — 3.0%
Discovery, Inc., Class C *	37	1,354
Liberty Broadband Corp., Class C *	48	7,184
Liberty Media Corp.-Liberty SiriusXM, Class C *	149	6,592

		15,130

Metals & Mining — 0.9%
Freeport-McMoRan, Inc. *	130	4,275

Multiline Retail — 0.7%
Kohl’s Corp.	60	3,559

Multi-Utilities — 3.2%
CMS Energy Corp.	104	6,346
Sempra Energy	22	2,882
WEC Energy Group, Inc.	69	6,448

		15,676

Oil, Gas & Consumable Fuels — 3.8%
Cabot Oil & Gas Corp.	162	3,033
Diamondback Energy, Inc.	103	7,602
EQT Corp. *	122	2,260
Equitrans Midstream Corp.	170	1,390
Williams Cos., Inc. (The)	200	4,748

		19,033

Professional Services — 0.8%
Leidos Holdings, Inc.	43	4,171

Real Estate Management & Development — 1.3%
CBRE Group, Inc., Class A *	79	6,212
Cushman & Wakefield plc *	18	291

		6,503

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	34	5,203

Software — 1.6%
NortonLifeLock, Inc.	230	4,880
Synopsys, Inc. *	11	2,845

		7,725

Specialty Retail — 3.6%
AutoZone, Inc. *	5	7,061
Best Buy Co., Inc.	54	6,186
Gap, Inc. (The) *	153	4,555

		17,802

Textiles, Apparel & Luxury Goods — 1.8%
Carter’s, Inc. *	45	4,023
Ralph Lauren Corp. *	39	4,764

		8,787

TOTAL COMMON STOCKS (Cost $282,088)		485,510

SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a) (b) (Cost $12,931)	12,931	12,931

Total Investments — 100.3% (Cost $295,019)		498,441

Liabilities in Excess of Other Assets — (0.3)%		(1,562)

Net Assets — 100.0%		496,879

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)  (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)  (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)  (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$498,441	$—	$—	$498,441

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)  (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2021	Shares at March 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	$400	$1,000	$1,400	$—	(c)	$—	(c)	$—	—	$—	(c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	987	3,185	4,172	—		—		—	—	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(cb	4,891	29,905	21,865	—		—		12,931	12,931	—	(c)	—

Total	$6,278	$34,090	$27,437	$—		$—		$12,931		$—		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.